SHARE-BASED COMPENSATION - Additional Information (Details)									1 Months Ended	12 Months Ended
	Mar. 15, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares shares	Dec. 10, 2021 $ / shares shares	Dec. 05, 2021 USD ($) $ / shares shares	Nov. 10, 2021 shares	Aug. 21, 2018 USD ($) $ / shares shares	Jan. 31, 2022 shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2021 $ / shares
SHARE-BASED COMPENSATION
Exercisable Options, Average Remaining Contractual life (years)										2 months 15 days	2 months 15 days
Number of shares expected to be vested										4,444	4,444
Shares								487,057
Exercise price (per share) | $ / shares				$ 1.29
Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Shares								27,059
Exercise price (per share) | $ / shares				$ 23.22
Share-Based Payment Arrangement, Option
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥										¥ 0		¥ 0		¥ 0
Share-based compensation | $											$ 0
Restricted shares
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense										¥ 26,191,707	$ 3,612,002	¥ 39,263,485		¥ 6,140,037
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $			$ 1,708,024
Restricted stock closing price | $ / shares			$ 1.04		$ 1.60
Restricted shares issued (in shares)										547,444	547,444
Number of shares expected to be vested										1,094,887	1,094,887
Outstanding Restricted Shares, Number										171,938	171,938
Shares outstanding												4,100,000	4,100,000	0	0
Granted during the period			1,642,331
Restricted shares | Senior Manager
SHARE-BASED COMPENSATION
Share-based compensation | $											$ 1,100,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)										1 year 5 months 15 days	1 year 5 months 15 days
Restricted shares | Senior Manager | Class B ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding										3,000,000	3,000,000
Restricted shares | Management
SHARE-BASED COMPENSATION
Share-based compensation | ¥										¥ 8,000,000.0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $		$ 3,025,000	$ 1,694,000			$ 4,175,000
Restricted stock closing price | $ / shares		$ 1.01	$ 1.06			$ 1.67
Granted during the period		3,000,000	1,600,000			2,500,000
Restricted shares | Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares			$ 18.72		$ 28.80
Restricted shares issued (in shares)										30,414	30,414
Number of shares expected to be vested										60,827	60,827
Granted during the period			91,241
Restricted shares | Post 2024 Reverse Stock Split | Senior Manager
SHARE-BASED COMPENSATION
Shares outstanding												7,148	7,148
Restricted shares | August 2018
SHARE-BASED COMPENSATION
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $								$ 2,523,240
Restricted stock closing price | $ / shares								$ 6.45
Granted during the period								391,200
Restricted shares | August 2018 | Independent Company
SHARE-BASED COMPENSATION
Number of shares issued				1,050,000
Stock issued value for services | $				$ 1,354,500
Restricted shares | August 2018 | Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares								$ 116.10
Granted during the period								21,733
Restricted shares | August 2018 | Post 2024 Reverse Stock Split | Independent Company
SHARE-BASED COMPENSATION
Number of shares issued				58,333
Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥										¥ 5,805,840		¥ 8,935,920		¥ 0
Share-based compensation										¥ 1,124,546	$ 155,082		$ 800,662		$ 800,662	$ 800,662
Restricted shares issued for services (in shares)					250,000		500,000		250,000
Shares outstanding										1,000,000	1,000,000	1,550,000	1,550,000	0	0
Restricted class A ordinary shares | Independent Company
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares																	$ 1.31
Restricted class A ordinary shares | Senior Manager
SHARE-BASED COMPENSATION
Shares outstanding										1,000,000	1,000,000	128,672	128,672	188,662	188,662
Shares										1,000,000	1,000,000	128,672	128,672	188,662	188,662
Restricted class A ordinary shares | Employee and business consultants
SHARE-BASED COMPENSATION
Exercise price (per share) | $ / shares	$ 0.3726
Number of shares issued	1,000,000
Stock issued value for services | $	$ 372,600
Restricted class A ordinary shares | Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Restricted shares issued for services (in shares)					13,889		27,778		13,889
Shares outstanding										55,556	55,556	86,111	86,111
Restricted class A ordinary shares | Post 2024 Reverse Stock Split | Independent Company
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares																	$ 23.58
Restricted class A ordinary shares | Post 2024 Reverse Stock Split | Senior Manager
SHARE-BASED COMPENSATION
Shares outstanding										55,556	55,556			10,481	10,481
Shares										55,556	55,556	7,148	7,148	10,481	10,481
Restricted class A ordinary shares | Post 2024 Reverse Stock Split | Employee and business consultants
SHARE-BASED COMPENSATION
Exercise price (per share) | $ / shares	$ 6.71
Number of shares issued	55,556